Note Payable - Officers and Directors (Details) - Schedule of Related Party Transactions (Parentheticals)	Sep. 30, 2016	Dec. 31, 2015
Officer and Director [Member]
Related Party Transaction [Line Items]
Interest at	12.00%	12.00%
Other Related Party [Member]
Related Party Transaction [Line Items]
Interest at	12.00%